Non-current derivative financial liabilities - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2015 USD ($) oz	Mar. 31, 2025	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Proceeds received	$ 300.0
Rainy River
Disclosure of detailed information about financial instruments [line items]
Transaction price allocated to remaining performance obligations		$ 175.0
Gold stream obligation, rate of gold production to be delivered for initial threshold		6.50%
Gold stream obligation initial threshold quantity | oz		230,000
Gold stream obligation rate of gold production to be delivered after initial threshold		3.25%
Gold stream obligation, rate of silver production to be delivered for initial threshold		60.00%
Gold stream obligation, silver production, initial threshold quantity | oz		3,100,000
Gold stream obligation, rate of silver production to be delivered after initial threshold		30.00%
Average spot rate of gold or silver		25.00%
Term of the agreement		40 years
Proceeds received	0.0
New Afton
Disclosure of detailed information about financial instruments [line items]
Proceeds received	$ 300.0
Ontario Teachers' Pension Plan | New Afton
Disclosure of detailed information about financial instruments [line items]
Term of the agreement	4 years
Free cash flow interest in New Afton			42.50%	46.00%
Proceeds received	$ 300.0
Conversion of free cash flow interest into joint venture interest				46.00%
Free cash flow interest conversion term	4 years